SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details)	12 Months Ended
	Dec. 31, 2023 Shares ₪ / shares shares	Dec. 31, 2022 Shares ₪ / shares shares
Number of shares
Outstanding at beginning of year	41,260,439
Outstanding at end of year	50,584,888	41,260,439
Stock option [Member]
Number of shares
Outstanding at beginning of year	41,260,439	41,170,168
Exercise of options and vesting of restricted share units (“RSUs”) | Shares	104,228	61,764
Issuance of ordinary shares	9,220,221	28,507
Outstanding at end of year	50,584,888	41,260,439
NIS par value
Outstanding at beginning of year | ₪ / shares	₪ 825,209	₪ 823,404
Exercise of options and vesting of restricted share units (“RSUs”) | ₪ / shares	2,085	1,235
Issuance of ordinary shares, par value | ₪ / shares	184,404	570
Outstanding at end of year | ₪ / shares	₪ 1,011,698	₪ 825,209